CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CASH FLOW
Transfer of loans and returned goods to assets held for sale and inventories	$ 1,408,331	$ 1,361,465	$ 889,752
FCP Pactia Inmobiliario
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of asset received as payment in kind loan portfolio	11.00%
Equity securities	$ 230,674
FCP Fondo Inmobiliario Colombia
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of investment in private equity fund		80.47%